Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document And Entity Information Abstract
Entity Registrant Name	MAQUIA CAPITAL ACQUISITION CORPORATION
Document Type	S-4
Amendment Flag	false
Entity Central Index Key	0001844419
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false